Supplement to the John Hancock Income Funds Prospectus dated October 1, 1998


On page 12, the "Portfolio Managers" section for Strategic Income Fund has been revised to read as follows:


         Frederick L. Cavanaugh, Jr.

         Senior vice  president of adviser
         Joined team in 1986
         Joined adviser in 1986
         Began career in 1975

         Arthur N. Calavritinos, CFA

         Vice president of adviser
         Joined team in 1995
         Joined adviser in 1988
         Began career in 1986



January 14, 1998

INCPS  1/99